SUBSEQUENT EVENTS (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Repayments of bank loans		$ 5,560,034	$ 3,267,330
Repayments of notes payable		46,039,616	40,004,616
Proceeds from bank loans		5,318,470	3,244,492
Proceeds from notes payable		$ 42,684,057	$ 39,549,931
Subsequent Event [Member]
Subsequent Event [Line Items]
Repayments of bank loans	$ 5,100,000
Repayments of notes payable	400,000
Proceeds from bank loans	8,700,000
Proceeds from notes payable	$ 1,300,000